401(k) Plan	9 Months Ended
Sep. 30, 2021
Retirement Benefits [Abstract]
Defined Contribution Plan
9. 401(k) Plan
The Company established a defined-contribution savings plan under Section 401(k) of the Internal Revenue Code of 1986, as amended (“Code”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis. The Company has not made any contributions to the 401(k) Plan for the period February 27, 2020 (inception) through December 31, 2020 or for the nine months ended September 30, 2021 (unaudited).